INVENTORY	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
INVENTORY

6.	INVENTORY

As at	June 30, 2026	December 31, 2025
Finished goods	$6,895,109	$2,233,225
Work in process	77,079	107,287
Raw materials	3,488,577	1,562,627
	$10,460,765	$3,903,139

During the three and six months ended June 30, 2026, $1,876,934 (2025 - $1,410,092) and $3,710,185 (2025 – $2,481,257) of inventory was recognized in cost of sales respectively including an allowance to value its inventory for obsolete and slow-moving inventory of $43,662 (2025 – provision $10,421) and $149,503 (2025 - provision $28,246) respectively.

Cost of sales consists of the following:

	For the three months ended		For the six months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Inventory	$1,876,934	$1,410,092	$3,710,185	$2,481,257
Consulting and services	117,237	180,547	151,594	204,936
Other	136,917	20,024	233,901	162,098
	$2,131,088	$1,610,663	$4,095,680	$2,848,291